Warrants (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Warrants [Abstract]
Range of Exercise Prices	$ 7.50
Number Outstanding | shares	40,000
Weighted Average Remaining Contractual Life	1 year 3 months 8 days
Weighted Average Exercise Price	$ 7.50